Other non-current assets - (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other non-current assets.
Restricted cash - non - current	$ 1,707	$ 1,509	$ 708
Non-current financial assets held at fair value through profit or loss	17,459	6,307	2,916
Non-current financial assets held at fair value through OCI	35,710
Total other non-current assets	54,876	7,816	3,624
Secured Series A Financing	$ 76,659	$ 1,659	$ 1,659